CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and noninterest-bearing deposits with banks	$ 15,704	$ 14,252
Interest-bearing deposits with banks	67,403	113,874
Total cash and cash equivalents	83,107	128,126
Securities available for sale	268,120	162,258
Securities held to maturity, net of allowance for credit losses of $1 in 2024 and $2 in 2023	7,049	7,986
Restricted investments in bank stocks	5,007	5,037
Total loans	1,061,825	971,900
Less: Allowance for credit losses	(10,088)	(8,767)
Net loans	1,051,737	963,133
Premises and equipment, net	21,229	21,450
Premises and equipment held for sale, net	507	573
Accrued interest receivable	4,805	3,606
Goodwill	7,319	7,319
Other intangible assets, net	0	8
Bank owned life insurance and annuity assets	42,048	40,593
Operating lease right-of-use asset, net	1,024	1,205
Deferred tax assets	7,218	6,306
Other assets	4,242	4,535
Total assets	1,503,412	1,352,135
Liabilities
Noninterest-bearing deposits	322,383	322,222
Interest-bearing deposits	952,795	804,914
Total deposits	1,275,178	1,127,136
Other borrowed funds	39,740	44,593
Subordinated debentures	8,500	8,500
Operating lease liability	1,024	1,205
Allowance for credit losses on off-balance sheet commitments	582	692
Other liabilities	28,060	26,002
Total liabilities	1,353,084	1,208,128
Commitments and Contingent Liabilities (See Note L)
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2024 - 5,490,995 shares issued; 2023 - 5,470,453 shares issued)	5,491	5,470
Additional paid-in capital	52,321	51,842
Retained earnings	121,693	114,871
Accumulated other comprehensive income (loss)	(10,484)	(11,428)
Treasury stock, at cost (2024 - 779,994 shares; 2023 - 697,321 shares)	(18,693)	(16,748)
Total shareholders' equity	150,328	144,007
Total liabilities and shareholders' equity	$ 1,503,412	$ 1,352,135